DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES
Schedule of significant components of deferred tax assets and deferred tax liabilities

	December 31,
	2011	2012
	US$	US$
Deferred tax assets—current
Allowance for uncollectible other receivables	533	747
Accrued water resource fee	277	332
Accrued expenses	517	706
Other payable	1,076	622
Deferred tax assets—current	2,403	2,407

Valuation allowance	(604)	(748)
Net deferred tax assets-current	1,799	1,659

Deferred tax liabilities—current
Outside basis difference of discontinued operations (Note 6)	(136)	—
PRC dividend withholding tax	(400)	—
Deferred tax liabilities—current	(536)	—

Deferred tax assets—non-current
Net operating loss carryforwards	2,056	1,746
Depreciation of property, plant and equipment	505	812
Provision for impairment allowance	3,472	3,481
Others	11	10
Deferred tax assets—non-current	6,044	6,049

Valuation allowance	(4,277)	(4,720)
Net deferred tax asset—non-current	1,767	1,329

Deferred tax liabilities—non-current
Fair value step-up of property, plant and equipment	(25,246)	(23,279)
Unfavorable contract obligation—electricity supply contract	9	—
Fair value step-up of intangible assets	(1,326)	(1,066)
Deferred tax liabilities—non-current	(26,563)	(24,345)